13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 1) (USD $)	Sep. 30, 2013
Notes to Financial Statements
2014	$ 3,806
2015	1,894
2016	0
2017	0
2018	0
Total	5,700
Less current portion of capitalized leases	(3,806)
Long term capital leases	$ 1,894